Annual Total Returns[BarChart] - VALUE EQUITY FUND - Investor	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.27%	17.20%	35.22%	10.61%	(3.70%)	13.84%	15.25%	(11.19%)	26.80%	3.89%